Eaton Vance

Risk-Managed Diversified Equity Income Fund

March 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.2%

Security	Shares	Value
Aerospace & Defense — 0.8%
Huntington Ingalls Industries, Inc.(1)	25,001	$5,146,456

		$5,146,456

Automobiles — 1.8%
General Motors Co.(1)	144,400	$8,297,224
Tesla, Inc.(1)(2)	4,854	3,242,132

		$11,539,356

Banks — 6.9%
Bank of America Corp.(1)	387,119	$14,977,634
JPMorgan Chase & Co.(1)	128,023	19,488,942
Wells Fargo & Co.(1)	263,789	10,306,236

		$44,772,812

Beverages — 2.1%
Constellation Brands, Inc., Class A(1)	29,123	$6,640,044
PepsiCo, Inc.(1)	50,965	7,208,999

		$13,849,043

Biotechnology — 1.2%
Vertex Pharmaceuticals, Inc.(1)(2)	36,404	$7,822,855

		$7,822,855

Building Products — 1.1%
Johnson Controls International PLC(1)	122,558	$7,313,036

		$7,313,036

Capital Markets — 1.6%
Goldman Sachs Group, Inc. (The)(1)	32,767	$10,714,809

		$10,714,809

Consumer Finance — 0.8%
American Express Co.(1)	35,797	$5,063,128

		$5,063,128

Diversified Telecommunication Services — 2.1%
Verizon Communications, Inc.(1)	232,982	$13,547,903

		$13,547,903

Electric Utilities — 1.2%
NextEra Energy, Inc.(1)	104,357	$7,890,433

		$7,890,433

Security	Shares	Value
Electrical Equipment — 2.3%
Eaton Corp. PLC(1)	107,997	$14,933,825

		$14,933,825

Entertainment — 5.2%
Live Nation Entertainment, Inc.(1)(2)	91,009	$7,703,912
Netflix, Inc.(1)(2)	20,564	10,727,416
Walt Disney Co. (The)(1)(2)	82,515	15,225,668

		$33,656,996

Equity Real Estate Investment Trusts (REITs) — 2.5%
AvalonBay Communities, Inc.(1)	29,123	$5,373,485
EastGroup Properties, Inc.(1)	50,965	7,302,265
Mid-America Apartment Communities, Inc.(1)	25,483	3,678,726

		$16,354,476

Food & Staples Retailing — 1.5%
Walmart, Inc.(1)	71,270	$9,680,604

		$9,680,604

Food Products — 1.2%
Mondelez International, Inc., Class A(1)	133,170	$7,794,440

		$7,794,440

Health Care Equipment & Supplies — 3.9%
Abbott Laboratories(1)	103,141	$12,360,417
Danaher Corp.(1)	59,459	13,383,032

		$25,743,449

Health Care Providers & Services — 2.4%
UnitedHealth Group, Inc.(1)	41,258	$15,350,864

		$15,350,864

Hotels, Restaurants & Leisure — 1.2%
Starbucks Corp.(1)	69,167	$7,557,878

		$7,557,878

Household Products — 2.2%
Procter & Gamble Co. (The)(1)	105,678	$14,311,971

		$14,311,971

Insurance — 2.6%
MetLife, Inc.(1)	118,918	$7,229,025
Progressive Corp. (The)(1)	104,357	9,977,573

		$17,206,598

Security	Shares	Value
Interactive Media & Services — 4.2%
Alphabet, Inc., Class C(1)(2)	13,346	$27,607,936

		$27,607,936

Internet & Direct Marketing Retail — 5.2%
Amazon.com, Inc.(1)(2)	10,921	$33,790,448

		$33,790,448

IT Services — 6.9%
Accenture PLC, Class A(1)	44,896	$12,402,520
Fidelity National Information Services, Inc.(1)	52,179	7,336,889
GoDaddy, Inc., Class A(1)(2)	54,483	4,228,971
PayPal Holdings, Inc.(1)(2)	23,056	5,598,919
Visa, Inc., Class A(1)	74,021	15,672,466

		$45,239,765

Life Sciences Tools & Services — 1.6%
Thermo Fisher Scientific, Inc.(1)	23,056	$10,522,297

		$10,522,297

Machinery — 2.2%
Caterpillar, Inc.(1)	31,550	$7,315,499
PACCAR, Inc.(1)	76,447	7,103,455

		$14,418,954

Metals & Mining — 2.4%
Franco-Nevada Corp.(1)	64,313	$8,057,776
Rio Tinto PLC ADR(1)	100,716	7,820,597

		$15,878,373

Multi-Utilities — 1.5%
CMS Energy Corp.(1)	52,706	$3,226,661
Sempra Energy(1)	47,325	6,274,349

		$9,501,010

Oil, Gas & Consumable Fuels — 2.8%
Chevron Corp.(1)	76,447	$8,010,881
EOG Resources, Inc.(1)	76,447	5,544,701
Phillips 66(1)	57,032	4,650,389

		$18,205,971

Pharmaceuticals — 2.6%
Sanofi	81,301	$8,039,381
Zoetis, Inc.(1)	57,032	8,981,399

		$17,020,780

Security	Shares	Value
Road & Rail — 2.1%
CSX Corp.(1)	140,760	$13,572,079

		$13,572,079

Semiconductors & Semiconductor Equipment — 3.4%
Micron Technology, Inc.(1)(2)	77,661	$6,850,477
Texas Instruments, Inc.(1)	82,515	15,594,510

		$22,444,987

Software — 9.5%
Intuit, Inc.(1)	30,337	$11,620,891
Microsoft Corp.(1)	188,084	44,344,565
Palantir Technologies, Inc., Class A(1)(2)	266,958	6,217,452

		$62,182,908

Specialty Retail — 2.5%
Best Buy Co., Inc.(1)	49,752	$5,712,027
Lowe’s Cos., Inc.(1)	57,032	10,846,346

		$16,558,373

Technology Hardware, Storage & Peripherals — 6.0%
Apple, Inc.(1)	321,563	$39,278,920

		$39,278,920

Textiles, Apparel & Luxury Goods — 2.7%
Capri Holdings, Ltd.(1)(2)	66,740	$3,403,740
NIKE, Inc., Class B(1)	80,088	10,642,894
PVH Corp.(1)	35,190	3,719,583

		$17,766,217

Total Common Stocks (identified cost $409,109,418)		$654,239,950

Short-Term Investments — 0.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(3)	5,693,950	$5,693,950

Total Short-Term Investments (identified cost $5,693,950)		$5,693,950

Description	Units	Value
Total Purchased Put Options — 0.2% (identified cost $4,465,993)		$1,350,178

Total Investments — 101.3% (identified cost $419,269,361)		$661,284,078

Total Written Call Options — (0.9)% (premiums received $4,899,227)		$(5,653,525)

Other Assets, Less Liabilities — (0.4)%		$(2,324,610)

Net Assets — 100.0%		$653,305,943

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2021.

Purchased Put Options — 0.2%

Exchange-Traded Options — 0.2%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	135	$53,634,015	$3,525	4/1/21	$338
S&P 500 Index	133	52,839,437	3,600	4/5/21	1,995
S&P 500 Index	132	52,442,148	3,690	4/7/21	7,590
S&P 500 Index	132	52,442,148	3,725	4/9/21	29,370
S&P 500 Index	132	52,442,148	3,750	4/12/21	54,120
S&P 500 Index	131	52,044,859	3,760	4/14/21	90,390
S&P 500 Index	132	52,442,148	3,725	4/16/21	99,000
S&P 500 Index	132	52,442,148	3,740	4/19/21	128,700
S&P 500 Index	131	52,044,859	3,740	4/21/21	154,580
S&P 500 Index	131	52,044,859	3,745	4/23/21	186,675
S&P 500 Index	131	52,044,859	3,790	4/26/21	264,620
S&P 500 Index	130	51,647,570	3,810	4/28/21	332,800

Total					$1,350,178

Written Call Options — (0.9)%

Exchange-Traded Options — (0.9)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	135	$53,634,015	$3,860	4/1/21	$(1,622,700)
S&P 500 Index	133	52,839,437	3,940	4/5/21	(635,075)
S&P 500 Index	132	52,442,148	4,000	4/7/21	(190,740)
S&P 500 Index	132	52,442,148	4,010	4/9/21	(226,380)
S&P 500 Index	132	52,442,148	4,030	4/12/21	(171,600)
S&P 500 Index	131	52,044,859	4,030	4/14/21	(223,355)
S&P 500 Index	132	52,442,148	4,010	4/16/21	(385,440)
S&P 500 Index	132	52,442,148	4,010	4/19/21	(418,440)
S&P 500 Index	131	52,044,859	4,000	4/21/21	(522,690)
S&P 500 Index	131	52,044,859	4,000	4/23/21	(573,780)
S&P 500 Index	131	52,044,859	4,040	4/26/21	(363,525)
S&P 500 Index	130	51,647,570	4,060	4/28/21	(319,800)

Total					$(5,653,525)

Abbreviations:

ADR	-	American Depositary Receipt

At March 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the exercise price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection.

At March 31, 2021, the value of the Fund’s investment in affiliated funds was $5,693,950, which represents 0.9% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2021, were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$4,783,085	$29,158,928	$(28,248,063)	$—	$—	$5,693,950	$958	5,693,950

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$74,812,835	$—		$—	$74,812,835
Consumer Discretionary	87,212,272	—		—	87,212,272
Consumer Staples	45,636,058	—		—	45,636,058
Energy	18,205,971	—		—	18,205,971
Financials	77,757,347	—		—	77,757,347
Health Care	68,420,864	8,039,381		—	76,460,245
Industrials	55,384,350	—		—	55,384,350
Information Technology	169,146,580	—		—	169,146,580
Materials	15,878,373	—		—	15,878,373
Real Estate	16,354,476	—		—	16,354,476
Utilities	17,391,443	—		—	17,391,443
Total Common Stocks	$646,200,569	$8,039,381	*	$—	$654,239,950
Short-Term Investments	$—	$5,693,950		$—	$5,693,950
Purchased Put Options	1,350,178	—		—	1,350,178
Total Investments	$647,550,747	$13,733,331		$—	$661,284,078

Liability Description
Written Call Options	$(5,653,525)	$—		$—	$(5,653,525)
Total	$(5,653,525)	$—		$—	$(5,653,525)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.